CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscription and support	$ 61,027	$ 45,297	$ 63,222	$ 47,225	$ 37,543
Professional services	7,772	4,744	8,126	3,574	3,415
Total revenue	68,799	50,041	71,348	50,799	40,958
Cost of revenue:
Subscription and support	11,438	9,139	12,330	9,569	6,423
Professional services	7,764	7,303	10,718	6,980	5,284
Total cost of revenue	19,202	16,442	23,048	16,549	11,707
Gross profit	49,597	33,599	48,300	34,250	29,251
Operating expenses:
Research and development	9,843	8,472	11,679	10,363	8,607
Marketing and sales	28,992	21,410	29,481	22,147	17,321
General and administrative	14,310	7,723	12,208	7,879	7,348
Litigation Settlement	3,500	0
Total operating expenses	56,645	37,605	53,368	40,389	33,276
Loss from operations	(7,048)	(4,006)	(5,068)	(6,139)	(4,025)
Other expense, net	(323)	(470)	(707)	(241)	(107)
Loss before provision for income taxes	(7,371)	(4,476)
Loss before income tax benefit (expense)			(5,775)	(6,380)	(4,132)
Benefit (provision) for income taxes	(198)	(276)	(378)	4,869	(81)
Net loss	(7,569)	(4,752)	(6,153)	(1,511)	(4,213)
Accretion of dividends on redeemable preferred stock	(66,920)	(72,308)	(89,659)	(14,815)	(4,970)
Net loss attributable to common stockholders	$ (74,489)	$ (77,060)	$ (95,812)	$ (16,326)	$ (9,183)
Net loss per share attributable to common stockholders, basic and diluted	$ (9.54)	$ (100.57)	$ (116.74)	$ (40.17)	$ (36.55)
Weighted average common shares outstanding, basic and diluted	7,812,134	766,211	820,734	406,402	251,246